Net Investment in Sales-type Leases (Schedule of Company's Net Investment in Sales-type Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Leases, Capital [Abstract]
Future minimum lease payments receivable	$ 13,748	$ 25,910
Less allowance for doubtful accounts	(1,575)	(844)
Net future minimum lease payment receivable	12,173	25,066
Less unearned interest income	(526)	(1,223)
Net investment in sales-type leases	$ 11,647	$ 23,843